Significant accounting policies - Deferred revenue (Details) $ in Thousands, $ in Thousands	Aug. 22, 2022 USD ($)	Aug. 22, 2022 CAD ($)	Apr. 04, 2019 USD ($)	Apr. 04, 2019 CAD ($)	Mar. 26, 2019 USD ($) t
Deferred revenue
Termination cost		$ 1,048
Prepayment contractual amount					$ 30,000
Quantity of supply (in tonne) | t					80,000
Initial deposit payment			$ 3,000	$ (4,007)
Binding heads of agreement with Mitsui
Deferred revenue
Payments for termination of agreement	$ 3,900	$ (5,055)